Financial Instruments - Fair Value and Risk Management - Summary of Quantitative Data About Company's Exposure to Currency Risk (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Net statement of financial position exposure	$ 204,822	R$ 793,640		R$ 984,542
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Other current assets	(2,462)	(9,540)
Trade accounts payable	1,410	5,463	$ 7,920	26,199
Accrued expenses	65	252	879	2,908
Net statement of financial position exposure	$ (987)	R$ (3,824)	$ 8,799	R$ 29,107